Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance		$ 30,187	$ 9,506
Expenses recorded		129,459	56,138	$ 15,670
Payments for Restructuring		(60,241)	(30,760)
Restructuring Reserve, Noncash Items And Other Adjustments		(63,884)	(4,697)
Restructuring Reserve, Ending Balance	$ 35,522	$ 35,522	30,187	9,506
Israel
Restructuring Reserve [Roll Forward]
Severance pay deposits, employer contribution, percent of employees salary		85.00%
Severance liability, employer contribution, percent of employees' salary		15.00%
Long-term severance payable	8,586	$ 8,586	9,608
Operation Simplification and Optimization Program | Academia & Government Group
Restructuring Reserve [Roll Forward]
Expenses recorded		286	8,060
Operation Simplification and Optimization Program | Life Science and Healthcare Group
Restructuring Reserve [Roll Forward]
Expenses recorded		623	7,436
Operation Simplification and Optimization Program | IP Segment
Restructuring Reserve [Roll Forward]
Expenses recorded		1,312	11,150
DRG Acquisition Integration Program | IP Segment
Restructuring Reserve [Roll Forward]
Expenses recorded			2,230
DRG Acquisition Integration Program | Academia & Government Group
Restructuring Reserve [Roll Forward]
Expenses recorded			1,658
DRG Acquisition Integration Program | Life Science and Healthcare Group
Restructuring Reserve [Roll Forward]
Expenses recorded		195	2,709
CPA Acquisition Integration Program | IP Segment
Restructuring Reserve [Roll Forward]
Expenses recorded		57,471	8,575
CPA Acquisition Integration Program | Academia & Government Group
Restructuring Reserve [Roll Forward]
Expenses recorded		24,554	3,005
CPA Acquisition Integration Program | Life Science and Healthcare Group
Restructuring Reserve [Roll Forward]
Expenses recorded		23,098	2,772
One Clarivate Program | IP Segment
Restructuring Reserve [Roll Forward]
Expenses recorded		9,083
One Clarivate Program | Academia & Government Group
Restructuring Reserve [Roll Forward]
Expenses recorded		6,976
One Clarivate Program | Life Science and Healthcare Group
Restructuring Reserve [Roll Forward]
Expenses recorded		3,923
ProQuest Acquisition Integration Program | IP Segment
Restructuring Reserve [Roll Forward]
Expenses recorded		856
ProQuest Acquisition Integration Program | Academia & Government Group
Restructuring Reserve [Roll Forward]
Expenses recorded		711
ProQuest Acquisition Integration Program | Life Science and Healthcare Group
Restructuring Reserve [Roll Forward]
Expenses recorded		373
Severance and Related Benefit Cost
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance		25,712	9,506
Expenses recorded		57,280	39,917
Payments for Restructuring		(48,782)	(25,418)
Restructuring Reserve, Noncash Items And Other Adjustments		(5,889)	1,707
Restructuring Reserve, Ending Balance	28,322	28,322	25,712	9,506
Restructuring Reserve, Settled without Cash		4,532
Severance and Related Benefit Cost | Operation Simplification and Optimization Program
Restructuring Reserve [Roll Forward]
Expenses recorded	2,063		16,069
Severance and Related Benefit Cost | DRG Acquisition Integration Program
Restructuring Reserve [Roll Forward]
Expenses recorded		120	5,133
Severance and Related Benefit Cost | CPA Acquisition Integration Program
Restructuring Reserve [Roll Forward]
Expenses recorded		35,882	18,715
Severance and Related Benefit Cost | One Clarivate Program
Restructuring Reserve [Roll Forward]
Expenses recorded		17,275
Severance and Related Benefit Cost | ProQuest Acquisition Integration Program
Restructuring Reserve [Roll Forward]
Expenses recorded		1,939
Exit and Disposal Costs
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance		4,475	0
Expenses recorded		72,179	16,221
Payments for Restructuring		(11,459)	(5,342)
Restructuring Reserve, Noncash Items And Other Adjustments		(57,995)	(6,404)
Restructuring Reserve, Ending Balance	7,200	7,200	4,475	$ 0
Exit and Disposal Activities
Restructuring Reserve [Roll Forward]
Expenses recorded		11,114	8,526
Lease Exist Cost Including Impairment
Restructuring Reserve [Roll Forward]
Expenses recorded		61,065	7,695
Other costs | Operation Simplification and Optimization Program
Restructuring Reserve [Roll Forward]
Expenses recorded	$ 158		10,578
Other costs | DRG Acquisition Integration Program
Restructuring Reserve [Roll Forward]
Expenses recorded		75	1,464
Other costs | CPA Acquisition Integration Program
Restructuring Reserve [Roll Forward]
Expenses recorded		69,240	$ 4,179
Other costs | One Clarivate Program
Restructuring Reserve [Roll Forward]
Expenses recorded		$ 2,707